Treasury risk management - Summary of Currency Derivatives Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	€ (1,134)	€ (1,202)
United Kingdom, Pounds
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	(449)	(414)
United States of America, Dollars
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	699	588
Sweden, Kronor
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	(98)	(100)
Canada, Dollars
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	(105)	(110)
Poland, Zlotych
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	(54)	(70)
Other Currency [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	(205)	(176)
Euro
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	€ (922)	€ (920)